J.P. Morgan Funds
60 State Street, Suite 1300
Boston, Massachusetts 02109
(617) 557-0700

February 22, 2000

Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

RE:      Rule 24f-2 Notice for J.P. Morgan Funds with respect to:

                  J.P. Morgan Prime Money Market Fund
                  J.P. Morgan European Equity Fund
                  J.P. Morgan International Opportunities Fund
                  J.P. Morgan Tax Exempt Money Market Fund
                  (Registration Statement File No. 033-54632)

Ladies and Gentlemen:

The purpose of this letter is to notify the Commission within 90 days of the end of the Registrant's fiscal year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

The information required by the above-referenced rule is as follows:

1.       Name and address of Issuer:        J.P. Morgan Funds
                                            60 State Street, Suite 1300
                                            Boston, MA  02109

2. Name of each series or class of funds for which this notice is filed:

                  J.P. Morgan Prime Money Market Fund
                  J.P. Morgan European Equity Fund
                  J.P. Morgan International Opportunities Fund
                  J.P. Morgan Tax Exempt Money Market Fund

3.       Investment Company Act File Number:811-07340
         Securities Act File Number:   033-54632

4(a).    Last day of fiscal  year for which this notice is filed:  November  30,
         1999

4(b). [] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4(c).    [] Check box if this is the last time the issuer will be filing this
          Form.

Division of Investment Management
Securities and Exchange Commission
February 22, 2000
Page 2


5. Calculation of registration fee:

(i)      Aggregate sale price of securities sold during
         the fiscal year pursuant to section 24(f):           $23,832,054,636

(ii)     Aggregate price of securities redeemed or
         repurchased during the fiscal year:                  $23,791,496,742

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
         $ 0

(iv)     Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                       $23,791,496,742

(v)      Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item
         5(iv) from Item 5(i)]:                              $40,557,894

(vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
         from Item 5(i)]:                                      $( 0 )

(vii)    Multiplier for determining registration
         fee (see instruction C.8):                            x .000264

(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due)
                                                              $ 10,707.28
                                                              ============

6. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$ 0

7. Total of the amount of the registration fee due plus any interest due [Item 5(vii) plus Item 6]:
                                                               =$10,707.28
                                                               ============

Division of Investment Management
Securities and Exchange Commission
February 22, 2000
Page 3



8. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: February 22, 2000

         Account Number: 0000894089

         Method of Delivery:

                                    [X]     Wire Transfer
                                    [ ]     Mail or other means


This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



J.P. MORGAN FUNDS



By:      /s/Mary Jo Pace
         --------------------------------------
         Mary Jo Pace
         Vice President and Assistant Secretary